THE ADVISORS' INNER CIRCLE FUND

                         HARVEST FUNDS CHINA ALL ASSETS
                        HARVEST FUNDS INTERMEDIATE BOND
                                 (THE "FUNDS")

                         SUPPLEMENT DATED MAY 20, 2013
                                     TO THE
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                             DATED JANUARY 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

On page S-66, the first sentence of the second paragraph under the heading "Portfolio Holdings" is hereby deleted and replaced with the following:

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31).

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 HGI-SK-001-0100